Stock-based Compensation (Details 2) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation Details 2
Nonvested Options Outstanding, Beginning			0	175,002	914,542
Nonvested Options Granted	0	5,550,000	0	6,130,000	4,950,000
Nonvested Options Vested				(6,305,002)	(5,672,874)
Nonvested Options Forfeited or Expired				0	(16,666)
Nonvested Options Outstanding, Ending				0	175,002
Weighted Average Exercise Price, Outstanding, Beginning			$ 0.00	$ 0.36	$ 0.37
Weighted Average Exercise Price, Granted				0.10	0.35
Weighted Average Exercise Price, Vested				0.11	0.36
Weighted Average Exercise Price, Forfeited or Expired				0.00	0.00
Weighted Average Exercise Price, Outstanding, Ending				$ 0.00	$ 0.36